Provision for Legal Claims - Schedule of Probable Risk of Loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Probable Risk of Loss [Line Items]
Beginning balance	R$ 792	R$ 699
Additions	4,858	948
Interest	(734)	47
Reversals	(1,225)	(664)
Payments	(120)	(238)
Ending balance	3,571	792
Labor [Member]
Schedule of Probable Risk of Loss [Line Items]
Beginning balance	772	670
Additions	4,818	948
Interest	(734)	47
Reversals	(1,205)	(655)
Payments	(80)	(238)
Ending balance	3,571	772
Civil [Member]
Schedule of Probable Risk of Loss [Line Items]
Beginning balance
Additions	40
Interest
Reversals
Payments	(40)
Ending balance
Environmental [Member]
Schedule of Probable Risk of Loss [Line Items]
Beginning balance	20	29
Additions
Interest
Reversals	(20)	(9)
Payments
Ending balance		R$ 20